Income Taxes - Components of the Deferred Tax Assets and Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Deferred Tax Assets, Net [Abstract]
Net operating loss carryforward	¥ 107,344	$ 16,451	¥ 136,443		¥ 92,185
Depreciation and amortization of property, equipment, software and intangible asset, net	30,417	4,662	44,398		18,405
Accrual expense	10,568	1,620	21,867		21,132
Less: valuation allowance	(100,204)	(15,358)	(165,497)	$ (25,364)	(94,511)	¥ (49,541)
Total deferred tax assets	48,125	7,375	37,211		37,211
Deferred Tax Liabilities, Net [Abstract]
Acquired intangible assets	18,067	2,768	37,211		37,211
Contract assets	30,058	4,607
Total deferred tax liabilities	48,125	7,375	¥ 37,211		¥ 37,211
Deferred tax assets, net	¥ 0	$ 0